Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2013
Quarterly Results of Operations (Unaudited)
Quarterly Results of Operations (Unaudited)

8. Quarterly Results of Operations (Unaudited)

Quarter Ended	March 31	June 30	Sept. 30	Dec. 31
2012
Total revenues	$746,498	$752,165	$748,125	$758,467
Operating income (loss)	141,813	158,687	153,966	102,561
Income (Loss) from continuing operations	61,073	41,441	53,719	27,260
Total (loss) income from discontinued operations	(5,093)	(2,524)	32	(1,074)
Net income (loss)	55,980	38,917	53,751	26,186
Net income (loss) attributable to Iron Mountain Incorporated	55,350	38,055	52,809	25,494 (1)
Earnings (Losses) per Share—Basic
Income (Loss) per share from continuing operations	0.36	0.24	0.31	0.15
Total (loss) income per share from discontinued operations	(0.03)	(0.01)	—	(0.01)
Net income (loss) per share attributable to Iron Mountain Incorporated	0.32	0.22	0.31	0.14
Earnings (Losses) per Share—Diluted
Income (Loss) per share from continuing operations	0.35	0.24	0.31	0.15
Total (loss) income per share from discontinued operations	(0.03)	(0.01)	—	(0.01)
Net income (loss) per share attributable to Iron Mountain Incorporated	0.32	0.22	0.31	0.14
2013
Total revenues	$747,031	$754,721	$755,639	$768,532
Operating income (loss)	122,842	131,869	140,283	97,400
Income (Loss) from continuing operations	18,350	27,538	5,528	48,545
Total income (loss) from discontinued operations	2,184	(98)	(571)	(684)
Net income (loss)	20,534	27,440	4,957	47,861
Net income (loss) attributable to Iron Mountain Incorporated	19,386	26,564	4,047	47,265 (2)
Earnings (Losses) per Share—Basic
Income (Loss) per share from continuing operations	0.10	0.14	0.03	0.25
Total (loss) income per share from discontinued operations	0.01	—	—	—
Net income (loss) per share attributable to Iron Mountain Incorporated	0.10	0.14	0.02	0.25
Earnings (Losses) per Share—Diluted
Income (Loss) per share from continuing operations	0.10	0.14	0.03	0.25
Total (loss) income per share from discontinued operations	0.01	—	—	—
Net income (loss) per share attributable to Iron Mountain Incorporated	0.10	0.14	0.02	0.25
(1)
The change in net income (loss) attributable to Iron Mountain Incorporated in the fourth quarter of 2012 compared to the third quarter of 2012 is primarily attributable to a decrease in operating income of approximately $51,400. The decrease in operating income is primarily related to increases in operating expenses attributable to: (1) $16,700 in costs and certain asset write-downs associated with facility consolidations and other asset impairments, (2) $6,400 in legal fees and reserves and $4,000 in professional fees associated with certain strategic and corporate initiatives, (3) $7,400 in costs associated with the REIT conversion, (4) $5,000 and $1,100 in sales, marketing and account management costs within our North American Records and Information Management Business segment and our North American Data Management Business segment, respectively (primarily associated with certain restructuring activities), (5) $4,300 in worker's compensation and personal property taxes related to certain benefits recorded in the third quarter of 2012 that did not repeat in the fourth quarter of 2012 and (6) $2,800 in stock-based compensation. Additionally, interest expense, net increased approximately $2,800 associated with the issuance of the 5 3/4% Notes offset by the redemption of the 6 5/8% Notes and the 8 3/4% Notes. Offsetting the decrease in operating income and the increase in interest expense, net were a reduction in the provision for income taxes of approximately $21,600 and a reduction in other expenses, net of approximately $6,200 primarily as a result of debt extinguishment charges recorded in the third quarter of 2012 related to the redemption of the 6 5/8% Notes and the 8 3/4% Notes that did not repeat in the fourth quarter of 2012.

(2)
The change in net income (loss) attributable to Iron Mountain Incorporated in the fourth quarter of 2013 compared to the third quarter of 2013 is primarily attributable to a benefit for income taxes recorded in the fourth quarter of 2013 compared to a provision recorded in the third quarter of 2013 for a net benefit of approximately $50,200 as well as a decrease in other expenses, net of approximately $34,700 primarily as a result of debt extinguishment charges recorded in the third quarter of 2013 of approximately $43,600 that did not repeat in the fourth quarter of 2013 offset by an increase in foreign exchange transaction losses of approximately $11,000. Offsetting these benefits was a decrease in operating income of approximately $42,900. The decrease in operating income is primarily attributable to: (1) $18,700 of restructuring costs associated with our organizational realignment, (2) $11,200 of facilities costs primarily associated with facility consolidation, (3) $8,100 of other cost increases, including costs associated with recent acquisitions and executing our strategy, (4) $3,600 of increased depreciation and amortization, primarily related to business acquisitions, (5) $3,000 in sales, marketing and account management costs within our North American Records and Information Management Business and North American Data Management segments (primarily associated with sales commissions), (6) $2,200 of increased bad debt expense and (7) $2,000 of charitable contributions, partially offset by a $7,100 decrease in REIT Costs (defined at Note 9) incurred in the fourth quarter compared to the third quarter of 2013.